Matthews China Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.8%

	Shares	Value
CONSUMER DISCRETIONARY: 27.8%
Internet & Direct Marketing Retail: 18.1%
Alibaba Group Holding, Ltd. ADR[b]	609,500	$101,926,685
JD.com, Inc. ADR[b]	1,081,379	30,505,702
Ctrip.com International, Ltd. ADR[b]	386,900	11,332,301

		143,764,688

Hotels, Restaurants & Leisure: 2.6%
Galaxy Entertainment Group, Ltd.	1,744,000	10,812,323
China International Travel Service Corp., Ltd. A Shares	784,878	10,232,174

		21,044,497

Household Durables: 2.5%
Midea Group Co., Ltd. A Shares	2,795,652	20,039,139

Automobiles: 2.3%
Brilliance China Automotive Holdings, Ltd.	16,930,000	18,187,367

Specialty Retail: 1.6%
Zhongsheng Group Holdings, Ltd.	4,147,500	13,103,506

Diversified Consumer Services: 0.7%
China East Education Holdings, Ltd.[b,c,d]	2,963,000	5,408,312

Total Consumer Discretionary		221,547,509

FINANCIALS: 27.5%
Insurance: 11.8%
New China Life Insurance Co., Ltd. H Shares	7,274,600	28,748,242
AIA Group, Ltd.	2,625,200	24,758,392
Ping An Insurance Group Co. of China, Ltd. A Shares	1,933,411	23,600,075
Ping An Insurance Group Co. of China, Ltd. H Shares	1,457,000	16,746,345

		93,853,054

Banks: 11.1%
Industrial & Commercial Bank of China, Ltd. H Shares	45,325,000	30,364,824
China Construction Bank Corp. H Shares	39,061,660	29,763,393
Agricultural Bank of China, Ltd. H Shares	72,620,000	28,437,711

		88,565,928

Capital Markets: 4.6%
China International Capital Corp., Ltd. H Shares[c,d]	8,960,800	17,391,884
Hong Kong Exchanges & Clearing, Ltd.	355,600	10,422,652
CITIC Securities Co., Ltd. H Shares	4,450,500	8,338,182

		36,152,718

Total Financials		218,571,700

COMMUNICATION SERVICES: 14.7%
Interactive Media & Services: 14.0%
Tencent Holdings, Ltd.	1,821,300	76,181,196
58.com, Inc. ADR[b]	285,600	14,082,936
Momo, Inc. ADR	437,400	13,550,652
SINA Corp.[b]	192,400	7,540,156

		111,354,940

	Shares	Value
Media: 0.7%
Focus Media Information Technology Co., Ltd. A Shares	7,504,767	$5,515,757

Total Communication Services		116,870,697

REAL ESTATE: 7.6%
Real Estate Management & Development: 7.6%
China Resources Land, Ltd.	4,990,000	20,901,249
Times China Holdings, Ltd.	9,295,000	14,477,970
CIFI Holdings Group Co., Ltd.	21,900,000	12,798,958
China Overseas Property Holdings, Ltd.	24,260,000	11,979,891

Total Real Estate		60,158,068

HEALTH CARE: 6.8%
Pharmaceuticals: 2.9%
Sino Biopharmaceutical, Ltd.	18,209,000	23,119,406

Health Care Equipment & Supplies: 1.9%
Lepu Medical Technology Beijing Co., Ltd. A Shares	4,280,295	15,026,279

Health Care Technology: 1.0%
Ping An Healthcare and Technology Co., Ltd.[b,c,d]	1,396,400	8,170,891

Life Sciences Tools & Services: 1.0%
Wuxi Biologics Cayman, Inc.[b,c,d]	770,500	7,856,713

Total Health Care		54,173,289

CONSUMER STAPLES: 3.9%
Beverages: 3.9%
Kweichow Moutai Co., Ltd. A Shares	108,123	17,428,062
Wuliangye Yibin Co., Ltd. A Shares	735,947	13,392,209

Total Consumer Staples		30,820,271

INFORMATION TECHNOLOGY: 3.7%
Electronic Equipment, Instruments & Components: 2.6%
Luxshare Precision Industry Co., Ltd. A Shares	3,397,411	12,747,210
AVIC Jonhon Optronic Technology Co., Ltd. A Shares	1,432,584	8,268,501

		21,015,711

IT Services: 1.1%
Chinasoft International, Ltd.	19,134,000	8,439,057

Total Information Technology		29,454,768

MATERIALS: 2.8%
Chemicals: 2.0%
Wanhua Chemical Group Co., Ltd. A Shares	2,581,250	15,991,553

matthewsasia.com | 800.789.ASIA	1

Matthews China Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Construction Materials: 0.8%
Anhui Conch Cement Co., Ltd. A Shares	1,168,529	$6,774,287

Total Materials		22,765,840

TOTAL INVESTMENTS: 94.8%		754,362,142
(Cost $787,197,174)

CASH AND OTHER ASSETS, LESS LIABILITIES: 5.2%		41,008,027

NET ASSETS: 100.0%		$795,370,169

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $38,827,800, which is 4.88% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS